UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brenner West Capital Advisors, LLC
Address: 500 Fifth Avenue
         41st Floor
         New York, NY  10110

13F File Number:  028-12905

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joshua Kaufman
Title:     Managing Member
Phone:     212-801-1251

Signature, Place, and Date of Signing:

 /s/    Joshua Kaufman     New York, NY/USA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $434,620 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAP LTD               COM              02503Y103    47477  4182976 SH       SOLE                  4182976        0        0
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    30262   992511 SH       SOLE                   992511        0        0
CENVEO INC                     COM              15670S105     4296  1875935 SH       SOLE                  1875935        0        0
ENZON PHARMACEUTICALS INC      COM              293904108    13981  2008771 SH       SOLE                  2008771        0        0
HELEN OF TROY CORP LTD         COM              G4388N106    41428  1301528 SH       SOLE                  1301528        0        0
JOS A BANK CLOTHIERS INC       COM              480838101     2884    59496 SH       SOLE                    59496        0        0
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119     4190  1200434 SH  CALL SOLE                  1200434        0        0
LIBERTY MEDIA CORPORATION      LIB CAP COM A    530322106    33874   325459 SH       SOLE                   325459        0        0
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105    72359  1744440 SH       SOLE                  1744440        0        0
PENNEY J C INC                 COM              708160106    10899   448703 SH       SOLE                   448703        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    73425   510000 SH  CALL SOLE                   510000        0        0
TELEPHONE & DATA SYS INC       COM NEW          879433829    23396   913555 SH       SOLE                   913555        0        0
VISTEON CORP                   COM NEW          92839U206    18735   421398 SH       SOLE                   421398        0        0
WEB COM GROUP INC              COM              94733A104    12724   708875 SH       SOLE                   708875        0        0
WPX ENERGY INC                 COM              98212B103    44690  2693816 SH       SOLE                  2693816        0        0